Stock-Based Compensation - Fair Value of Options Granted, Determined, Using Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.23%	2.98%	2.62%
Expected term (years)	7 years	7 years	7 years
Expected stock price volatility	78.00%	46.00%	46.00%
Dividend yield	0.00%	1.41%	3.77%